Annual Total Returns- Vanguard Mortgage-Backed Securities Index Fund (ETF Shares) [BarChart] - ETF Shares - Vanguard Mortgage-Backed Securities Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.24%	5.89%	2.47%	(1.28%)	5.81%	1.43%	1.43%	2.37%	0.87%	6.17%